Exhibit 10.1

FIRST AMENDMENT TO

PURCHASE AGREEMENT

This First Amendment to Purchase Agreement, dated as of February 15, 2019 (this “Amendment”), is between Santander Consumer USA Inc., as seller (“SC”), and Santander Drive Auto Receivables LLC, as purchaser (the “Purchaser”), and

WHEREAS, SC and the Purchaser are parties to that certain Purchase Agreement, dated as of January 24, 2018 (as amended, supplemented and modified from time to time, the “Purchase Agreement”);

WHEREAS, the SC and the Purchaser desire to amend the Purchase Agreement as set forth herein;

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

SECTION 1. Definitions. Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings assigned thereto in the Sale and Servicing Agreement, dated as of January 24, 2018 (as amended through the date hereof), by and between Santander Drive Auto Receivables Trust 2018-1, as issuer, Santander Drive Auto Receivables LLC, as seller, SC, as servicer, and Wells Fargo Bank, National Association, as indenture trustee.

SECTION 2. Amendments. Effective as of February 15, 2019, the Purchase Agreement is hereby amended as follows:

(a)	Section 4.7 is amended by inserting the following sentence at the end thereof:

“Notwithstanding anything to the contrary in this Agreement or any other Transaction Document, Santander Consumer shall not be liable for any failure or delay in the performance of its obligations or the taking of any action hereunder or under any other Transaction Document (and such failure or delay shall not constitute a breach of any Transaction Document) if such failure or delay arises from compliance by Santander Consumer with any law or court order, the direction of a regulatory authority or regulatory guidance.”

SECTION 3. Miscellaneous. The Purchase Agreement, as amended hereby, remains in full force and effect. Any reference to the Purchase Agreement from and after the date hereof shall be deemed to refer to the Purchase Agreement as amended hereby, unless otherwise expressly stated. This Amendment may be executed in any number of counterparts and by the different parties hereto in separate counterparts, each of which when so executed shall be deemed to be an original and all of which when taken together shall constitute one and the same agreement. Executed counterparts of this Amendment may be delivered by facsimile, which shall be effective as delivery of a manually executed signature page. This Amendment shall be governed by and construed in accordance with the internal, substantive laws of the State of New York without reference to the rules thereof relating to conflicts of law, other than Sections 5-1401 and 5-1402 of the New York General Obligations Law, and the obligations, rights and remedies of the parties hereunder shall be determined in accordance with such laws.

[Signatures follow]

SDART 2018-1: Amendment to Purchase Agreement

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

SANTANDER DRIVE AUTO RECEIVABLES LLC, as Purchaser

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Vice President

SANTANDER CONSUMER USA INC., as Seller

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Vice President

S-1	SDART 2018-1: Amendment to Purchase Agreement